Submission	Mar. 28, 2025
Submission [Line Items]
Central Index Key	0001782524
Registrant Name	Morgan Stanley Direct Lending Fund
Registration File Number	333-283477
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES